Other financial assets (Details) € in Thousands, $ in Millions		1 Months Ended		12 Months Ended
	Dec. 28, 2023 EUR (€) tranche	Apr. 30, 2024 EUR (€)	Apr. 30, 2024 USD ($)	Dec. 31, 2023 EUR (€)	Dec. 31, 2023 USD ($)	Jun. 30, 2024 EUR (€)	Jun. 30, 2024 USD ($)	Dec. 31, 2023 USD ($)	Dec. 28, 2023 USD ($)
Other financial assets
Consideration in shares included in other financial assets				€ 851		€ 878
Trade and other receivables				5,327		5,717
AbCheck
Other financial assets
Gross purchase price	€ 5,800								$ 6.4
Consideration in cash to be received	€ 4,900								$ 5.4
Number of tranches for cash received | tranche	2
Consideration in cash received		€ 200	$ 0.2	1,600	$ 1.8
Consideration received in Shares subject to certain adjustments				900				$ 1.0
Consideration in shares included in other financial assets				900		900	$ 0.9	$ 0.9
Consideration to be received of cash portion included in trade and other receivables				€ 3,100		€ 3,000